SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Recently issued accounting pronouncements
Right-of-use assets		$ 35,286	$ 26,793
Lease liabilities		35,400	28,436
Debt		$ 2,116,504	$ 1,847,169
Accounting Standards Update 2020-04 [Member] | Forecast
Recently issued accounting pronouncements
Debt	$ 530,662
Accounting Standards Update 2020-04 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Recently issued accounting pronouncements
Debt				$ 956,523